SCHEDULE OF OPERATING LEASE RIGHT OF USE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease right-of-use assets at the beginning of the year	$ 7,462	$ 3,333
Additions	49,357	4,536
Amortization	(1,543)	(407)
Operating lease right-of-use assets at the end of the year	$ 55,276	$ 7,462